Reinsurance Contract Assets Held - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 10,682.6		$ 10,887.7
ARC
Reinsurance Contract Assets Held
Reinsurance contract assets held	15.8		771.7
AIC
Reinsurance Contract Assets Held
Reinsurance contract assets held	10,666.8		10,116.0
PAA
Reinsurance Contract Assets Held
Reinsurance contract assets held	9,757.2	$ 9,856.3	9,856.3	$ 8,679.2
PAA | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	8.9	$ 2.6	2.6	$ 5.0
GMM
Reinsurance Contract Assets Held
Reinsurance contract assets held	925.4		1,031.4
GMM | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	261.3		321.6
GMM | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	263.5		262.1
GMM | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 400.6		$ 447.7